Stock-Based Compensation - Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Outstanding and Unvested | shares	812,222
Number of RSUs, Granted | shares	4,555,197
Number of RSUs, Vested | shares	(17,654)
Number of RSUs, Outstanding and Unvested | shares	5,349,765
Weighted- Average Grant Date Fair Value, Outstanding and Unvested | $ / shares	$ 8.26
Weighted- Average Grant Date Fair Value, Granted | $ / shares	3.46
Weighted- Average Grant Date Fair Value, Vested | $ / shares	8.26
Weighted- Average Grant Date Fair Value, Outstanding and Unvested | $ / shares	$ 4.18
Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Outstanding and Unvested | shares	313,354
Number of RSUs, Outstanding and Unvested | shares
Weighted- Average Grant Date Fair Value, Outstanding and Unvested | $ / shares	$ 21.41
Weighted- Average Grant Date Fair Value, Outstanding and Unvested | $ / shares
Retroactive Application of Reverse Recapitalization
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Outstanding and Unvested | shares	498,868
Number of RSUs, Outstanding and Unvested | shares
Weighted- Average Grant Date Fair Value, Outstanding and Unvested | $ / shares	$ (13.15)
Weighted- Average Grant Date Fair Value, Outstanding and Unvested | $ / shares